Disclosure of maturity analysis of operating lease payments (Details)	Aug. 31, 2019 CAD ($)
Statements [Line Items]
Operating lease obligations	$ 1,156,911
Year 1 [Member]
Statements [Line Items]
Operating lease obligations	205,537
Year 2 [Member]
Statements [Line Items]
Operating lease obligations	214,644
Year 3 [Member]
Statements [Line Items]
Operating lease obligations	216,921
Year 4 [Member]
Statements [Line Items]
Operating lease obligations	221,474
Year 5 [Member]
Statements [Line Items]
Operating lease obligations	223,751
After Year 5 [Member]
Statements [Line Items]
Operating lease obligations	$ 74,584